CONCENTRATION OF RISKS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Concentration of risk purchase	$ 5,518,996	$ 6,438,445
Percentage of purchases	57.06%	58.03%
Accounts payable trade	$ 1,412,868	$ 1,714,428
Vendor A [Member]
Concentration of risk purchase	$ 1,497,142	$ 1,815,817
Percentage of purchases	15.48%	16.37%
Accounts payable trade	$ 147,376	$ 397,636
Vendor B [Member]
Concentration of risk purchase	$ 1,425,867	$ 1,404,442
Percentage of purchases	14.74%	12.66%
Accounts payable trade	$ 389,697	$ 405,999
Vendor C [Member]
Concentration of risk purchase	$ 1,424,476	$ 2,026,842
Percentage of purchases	14.73%	18.27%
Accounts payable trade	$ 509,031	$ 640,827
Vendor D [Member]
Concentration of risk purchase	$ 1,171,511	$ 1,191,344
Percentage of purchases	12.11%	10.74%
Accounts payable trade	$ 366,764	$ 269,966